Income Taxes - Summary of Tax Loss Carryforwards Expiration (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Tax loss carryforwards booked as valuation allowance	$ 58,275